Initial Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Initial Public Offering (Textual)
Sale of units by initial public offering	7,175,000
IPO [Member]
Initial Public Offering (Textual)
Sale of units by initial public offering		25,875,000
IPO [Member] | Warrant Holders [Member]
Initial Public Offering (Textual)
Class A Common stock price per share			$ 11.50
IPO [Member] | Warrant [Member]
Initial Public Offering (Textual)
Class A Common stock price per share			$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Textual)
Sale of units by initial public offering			3,375,000